Filed Pursuant to Rule 497(c)
1933 Act File No. 333- 198731
1940 Act File No. 811- 22997

Oaktree Funds

December 29, 2014

On behalf of Oaktree Funds (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of the Prospectus for Oaktree High Yield Bond Fund and Oaktree Emerging Markets Equity Fund which was filed pursuant to Rule 497(c) on December 19, 2014. The purpose of this filing is to submit the 497(c) filing dated December 19, 2014 in XBRL format for Oaktree Funds.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE